Consolidated Schedule of Investments
March 31, 2020
(Unaudited)
	Interest Rate	Maturity Date	Principal Amount (000)	Value
U.S. Treasury Securities–10.22%(a)
U.S. Treasury Bills–10.22%
U.S. Treasury Bills	1.53%	05/07/2020	$ 9,750	$ 9,735,170
U.S. Treasury Bills	1.54%	06/04/2020	9,730	9,728,357
U.S. Treasury Bills	1.52%	07/09/2020	35,000	34,991,554
U.S. Treasury Bills	0.61%	08/27/2020	35,000	34,984,316
Total U.S. Treasury Securities (Cost $89,206,287)				89,439,397
		Expiration Date
Commodity-Linked Securities–2.14%
Canadian Imperial Bank of Commerce EMTN, U.S. Federal Funds Effective Rate minus 0.02% (linked to the Canadian Imperial Bank of Commerce Custom 7 Agriculture Commodity Index, multiplied by 2) (Canada)(b)(c)		09/22/2020	7,370	6,900,780
Cargill, Inc., Commodity-Linked Notes, one mo. USD LIBOR minus 0.10% (linked to the Monthly Rebalance Commodity Excess Return Index, multiplied by 2) (b)		04/21/2021	11,180	11,824,579
Total Commodity-Linked Securities (Cost $18,550,000)				18,725,359
			Shares
Money Market Funds–81.21%(d)
Invesco Government & Agency Portfolio, Institutional Class, 0.43%			195,703,995	195,703,995
Invesco Government Money Market Fund, Cash Reserve Shares, 0.19%			68,948,838	68,948,838
Invesco Premier U.S. Government Money Portfolio, Institutional Class, 0.54%			88,532,828	88,532,828
Invesco STIC (Global Series) PLC, U.S. Dollar Liquidity Portfolio (Ireland), Institutional Class, 1.02%			45,419,296	45,419,296
Invesco Treasury Obligations Portfolio, Institutional Class, 0.63%			171,324,067	171,324,067
Invesco Treasury Portfolio, Institutional Class, 0.30%			124,122,641	124,122,641
Invesco V.I. Government Money Market Fund, Series I, 0.27%			16,640,310	16,640,310
Total Money Market Funds (Cost $710,691,975)				710,691,975
TOTAL INVESTMENTS IN SECURITIES–93.57% (Cost $818,448,262)				818,856,731
OTHER ASSETS LESS LIABILITIES–6.43%				56,245,142
NET ASSETS–100.00%				$875,101,873
Investment Abbreviations:
EMTN	– European Medium-Term Notes
LIBOR	– London Interbank Offered Rate
USD	– U.S. Dollar
Notes to Consolidated Schedule of Investments:
(a)	Security traded on a discount basis. The interest rate shown represents the discount rate at the time of purchase by the Fund.
(b)	Security purchased or received in a transaction exempt from registration under the Securities Act of 1933, as amended (the “1933 Act”). The security may be resold pursuant to an exemption from registration under the 1933 Act, typically to qualified institutional buyers. The aggregate value of these securities at March 31, 2020 was $18,725,359, which represented 2.14% of the Fund’s Net Assets.
(c)	The Reference Entity Components table below includes additional information regarding the underlying components of certain reference entities that are not publicly available.
(d)	The money market fund and the Fund are affiliated by having the same investment adviser. The rate shown is the 7-day SEC standardized yield as of March 31, 2020.

Open Futures Contracts(a)
Long Futures Contracts	Number of Contracts	Expiration Month	Notional Value	Value	Unrealized Appreciation (Depreciation)
Commodity Risk
Brent Crude	416	April-2020	$10,961,600	$(10,528,175)	$(10,528,175)
Gasoline Reformulated Blendstock Oxygenate Blending	370	April-2020	9,210,558	(649,323)	(649,323)
New York Harbor Ultra-Low Sulfur Diesel	110	April-2020	4,626,930	(2,346,587)	(2,346,587)
Silver	274	May-2020	19,393,720	(5,803,672)	(5,803,672)
WTI Crude	254	September-2020	8,148,320	(3,841,602)	(3,841,602)
Subtotal				(23,169,359)	(23,169,359)
See accompanying notes which are an integral part of this consolidated schedule.
Invesco V.I. Balanced-Risk Allocation Fund

Open Futures Contracts(a)—(continued)
Long Futures Contracts	Number of Contracts	Expiration Month	Notional Value	Value	Unrealized Appreciation (Depreciation)
Equity Risk
E-Mini Russell 2000 Index	785	June-2020	$45,043,300	$(1,779,970)	$(1,779,970)
E-Mini S&P 500 Index	327	June-2020	42,014,595	(47,249)	(47,249)
EURO STOXX 50 Index	1,515	June-2020	45,899,420	5,254,051	5,254,051
FTSE 100 Index	630	June-2020	44,099,092	4,545,481	4,545,481
Hang Seng Index	345	April-2020	52,777,402	767,718	767,718
Tokyo Stock Price Index	537	June-2020	70,068,449	1,745,846	1,745,846
Subtotal				10,485,877	10,485,877
Interest Rate Risk
Australia 10 Year Bonds	2,991	June-2020	277,088,273	(1,237,519)	(1,237,519)
Canada 10 Year Bonds	2,446	June-2020	255,741,093	11,445,988	11,445,988
Long Gilt	597	June-2020	100,989,494	1,447,733	1,447,733
U.S. Treasury Long Bonds	626	June-2020	112,093,125	7,818,383	7,818,383
Subtotal				19,474,585	19,474,585
Total Futures Contracts				$6,791,103	$6,791,103

(a)	Futures contracts collateralized by $63,455,000 cash held with Goldman Sachs & Co, the futures commission merchant.

Open Over-The-Counter Total Return Swap Agreements(a)(b)
Counterparty	Pay/ Receive	Reference Entity(c)	Fixed Rate	Payment Frequency	Number of Contracts	Maturity Date	Notional Value	Upfront Payments Paid (Received)	Value	Unrealized Appreciation (Depreciation)
Commodity Risk
Barclays Bank PLC	Receive	Barclays Commodity Strategy 1742 Excess Return Index	0.45%	Monthly	124,000	February—2021	$24,538,248	$—	$598,895	$598,895
Cargill, Inc.	Receive	Monthly Rebalance Commodity Excess Return Index	0.47	Monthly	37,300	February—2021	23,551,242	—	0	0
Cargill, Inc.	Receive	Single Commodity Index Excess Return	0.12	Monthly	29,580	December—2020	30,788,284	—	0	0
JPMorgan Chase Bank, N.A.	Receive	J.P. Morgan Contag Beta Gas Oil Excess Return Index	0.25	Monthly	39,400	April—2020	4,871,802	—	84,068	84,068
JPMorgan Chase Bank, N.A.	Receive	S&P GSCI Gold Index Excess Return	0.09	Monthly	113,000	October—2020	13,570,837	—	206,236	206,236
Merrill Lynch International	Receive	Merrill Lynch Gold Excess Return Index	0.14	Monthly	90,000	June—2020	17,196,822	—	0	0
Merrill Lynch International	Receive	MLCX Natural Gas Annual Excess Return Index	0.25	Monthly	12,000	November—2020	474,318	—	0	0
Subtotal								—	889,199	889,199
Equity Risk
Goldman Sachs International	Receive	Hang Seng Index Futures	—	Monthly	1	April—2020	151,512	—	1,478	1,478
Subtotal — Appreciation								—	890,677	890,677
See accompanying notes which are an integral part of this consolidated schedule.
Invesco V.I. Balanced-Risk Allocation Fund

Open Over-The-Counter Total Return Swap Agreements(a)(b)—(continued)
Counterparty	Pay/ Receive	Reference Entity(c)	Fixed Rate	Payment Frequency	Number of Contracts	Maturity Date	Notional Value	Upfront Payments Paid (Received)	Value	Unrealized Appreciation (Depreciation)
Commodity Risk
Barclays Bank PLC	Receive	Barclays Commodity Strategy 1452 Excess Return Index	0.33%	Monthly	16,000	February—2021	$6,737,037	$—	$(428,691)	$(428,691)
Canadian Imperial Bank of Commerce	Receive	Canadian Imperial Bank of Commerce Dynamic Roll LME Copper Excess Return Index 2	0.30	Monthly	276,500	April—2020	18,811,263	—	(1,967,685)	(1,967,685)
Goldman Sachs International	Receive	Goldman Sachs Commodity i-Select Strategy 1121	0.40	Monthly	367,500	October—2020	24,263,500	—	(653,132)	(653,132)
Morgan Stanley Capital Services LLC	Receive	S&P GSCI Aluminum Dynamic Roll Index Excess Return	0.38	Monthly	153,000	October—2020	11,981,684	—	(794,264)	(794,264)
Subtotal — Depreciation								—	(3,843,772)	(3,843,772)
Total — Total Return Swap Agreements								$—	$(2,953,095)	$(2,953,095)

(a)	Open Over-The-Counter Total Return Swap Agreements are collateralized by cash held with the swap Counterparties in the amount of $10,194,596.
(b)	The Fund receives or pays payments based on any positive or negative return on the Reference Entity, respectively.
(c)	The table below includes additional information regarding the underlying components of certain reference entities that are not publicly available.

Reference Entity Components
Reference Entity	Underlying Components	Percentage
Canadian Imperial Bank of Commerce Custom 7 Agriculture Commodity Index
	Long Futures Contracts
	Coffee ‘C’	5.46%
	Corn	5.72
	Cotton No. 2	21.66
	Lean Hogs	0.78
	Live Cattle	1.13
	Soybean Meal	20.88
	Soybean Oil	5.46
	Soybeans	20.36
	Sugar No. 11	12.31
	Wheat	6.24
	Total	100.00%
Monthly Rebalance Commodity Excess Return Index
	Long Futures Contracts
	Coffee ’C’	5.46%
	Corn	5.72
	Cotton No. 2	21.66
	Lean Hogs	0.78
	Live Cattle	1.13
	Soybean Meal	20.88
	Soybean Oil	5.46
	Soybeans	20.36
	Sugar No. 11	12.31
	Wheat	6.24
	Total	100.00%
See accompanying notes which are an integral part of this consolidated schedule.
Invesco V.I. Balanced-Risk Allocation Fund

Reference Entity Components—(continued)
Reference Entity	Underlying Components	Percentage
Barclays Commodity Strategy 1742 Index
	Long Futures Contracts
	Coffee ’C’	5.46%
	Corn	5.72
	Cotton No. 2	21.66
	Lean Hogs	0.78
	Live Cattle	1.13
	Soybean Meal	20.88
	Soybean Oil	5.46
	Soybeans	20.36
	Sugar No. 11	12.31
	Wheat	6.24
	Total	100.00%
Single Commodity Index Excess Return
	Long Futures Contracts
	Gold	100.00%
J.P. Morgan Contag Beta Gas Oil Excess Return Index
	Long Futures Contracts
	Gas Oil	100.00%
S&P GSCI Gold Index Excess Return
	Long Futures Contracts
	Gold	100.00%
Merrill Lynch Gold Excess Return Index
	Long Futures Contracts
	Gold	100.00%
MLCX Natural Gas Annual Excess Return Index
	Long Futures Contracts
	Natural Gas	100.00%
Barclays Commodity Strategy 1452 Excess Return Index
	Long Futures Contracts
	Copper	100.00%
Canadian Imperial Bank of Commerce Dynamic Roll LME Copper Excess Return Index 2
	Long Futures Contracts
	Copper	100.00%
See accompanying notes which are an integral part of this consolidated schedule.
Invesco V.I. Balanced-Risk Allocation Fund

Reference Entity Components—(continued)
Reference Entity	Underlying Components	Percentage
Goldman Sachs Commodity i-Select Strategy 1121
	Long Futures Contracts
	Coffee ’C’	5.46%
	Corn	5.72
	Cotton No. 2	21.66
	Lean Hogs	0.78
	Live Cattle	1.13
	Soybean Meal	20.88
	Soybean Oil	5.46
	Soybeans	20.36
	Sugar No. 11	12.31
	Wheat	6.24
	Total	100.00%
S&P GSCI Aluminum Dynamic Roll Index Excess Return
	Long Futures Contracts
	Aluminum	100.00%
The valuation policy and a listing of other significant accounting policies are available in the most recent shareholder report.
See accompanying notes which are an integral part of this consolidated schedule.
Invesco V.I. Balanced-Risk Allocation Fund

Notes to Quarterly Consolidated Schedule of Portfolio Holdings
March 31, 2020
(Unaudited)
NOTE 1—Additional Valuation Information
Generally Accepted Accounting Principles ("GAAP") defines fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date, under current market conditions. GAAP establishes a hierarchy that prioritizes the inputs to valuation methods, giving the highest priority to readily available unadjusted quoted prices in an active market for identical assets (Level 1) and the lowest priority to significant unobservable inputs (Level 3), generally when market prices are not readily available or are unreliable. Based on the valuation inputs, the securities or other investments are tiered into one of three levels. Changes in valuation methods may result in transfers in or out of an investment’s assigned level:
Level 1 – Prices are determined using quoted prices in an active market for identical assets.
Level 2 – Prices are determined using other significant observable inputs. Observable inputs are inputs that other market participants may use in pricing a security. These may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk, yield curves, loss severities, default rates, discount rates, volatilities and others.
Level 3 – Prices are determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable (for example, when there is little or no market activity for an investment at the end of the period), unobservable inputs may be used. Unobservable inputs reflect the Fund’s own assumptions about the factors market participants would use in determining fair value of the securities or instruments and would be based on the best available information.
The following is a summary of the tiered valuation input levels, as of March 31, 2020. The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities. Because of the inherent uncertainties of valuation, the values reflected in the consolidated financial statements may materially differ from the value received upon actual sale of those investments.
	Level 1	Level 2	Level 3	Total
Investments in Securities
U.S. Treasury Securities	$—	$89,439,397	$—	$89,439,397
Commodity-Linked Securities	—	18,725,359	—	18,725,359
Money Market Funds	710,691,975	—	—	710,691,975
Total Investments in Securities	710,691,975	108,164,756	—	818,856,731
Other Investments - Assets*
Futures Contracts	33,025,200	—	—	33,025,200
Swap Agreements	—	890,677	—	890,677
	33,025,200	890,677	—	33,915,877
Other Investments - Liabilities*
Futures Contracts	(26,234,097)	—	—	(26,234,097)
Swap Agreements	—	(3,843,772)	—	(3,843,772)
	(26,234,097)	(3,843,772)	—	(30,077,869)
Total Other Investments	6,791,103	(2,953,095)	—	3,838,008
Total Investments	$717,483,078	$105,211,661	$—	$822,694,739

*	Unrealized appreciation (depreciation).
NOTE 2—Significant Event
During the first quarter of 2020, the World Health Organization declared the coronavirus (COVID-19) to be a public health emergency. COVID-19 has led to increased short-term market volatility and may have adverse long-term effects on U.S. and world economies and markets in general. COVID-19 may adversely impact the Fund’s ability to achieve its investment objective, as stated in the most recent shareholder report. Because of the uncertainties on valuation, the global economy and business operations, values reflected in the Consolidated Schedule of Investments may materially differ from the value received upon actual sales of those investments.
The Coronavirus Aid, Relief, and Economic Security Act, commonly referred to as the “CARES Act,” was signed into law on March 27, 2020 by President Trump. The Adviser is assessing the components of the Act, and the impacts to the Fund should be immaterial.
Invesco V.I. Balanced-Risk Allocation Fund